Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Nov. 02, 2014	Feb. 02, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following:

	NOVEMBER 2, 2014	FEBRUARY 2, 2014
New senior secured credit facility—term	$430,000	$—
Repaid Debt:
Senior secured credit facility—term	—	144,375
Senior notes	—	200,000
Senior discount notes	—	180,790

Total debt outstanding	430,000	525,165
Less:
Unamortized debt discount—new senior secured credit facility	(1,024)	—
Unamortized debt discount—senior secured credit facility	—	(550)
Unamortized debt discount—senior discount notes	—	(38,938)
Current installments	—	(1,500)

Long-term debt, less current installments, net of unamortized discount	$428,976	$484,177

Long-term debt consisted of the following:

	FEBRUARY 2, 2014	FEBRUARY 3, 2013
Senior secured credit facility—term	$144,375	$145,875
Senior notes	200,000	200,000
Senior discount notes	180,790	180,790

Total debt outstanding	525,165	526,665
Unamortized debt discount—senior secured credit facility	(550)	(796)
Unamortized debt discount—senior discount notes	(38,938)	(54,819)
Less current installments	(1,500)	(1,500)

Long-term debt, less current installments, net of unamortized discount	$484,177	$469,550

Future Debt Payment Obligation

Future debt obligations—The following table sets forth our future debt principal payment obligations as of:

NOVEMBER 2, 2014
1 year or less	$—
2 years	—
3 years	—
4 years	—
5 years	—
Thereafter	430,000

Total future payments	$430,000

The following table sets forth our future debt principal payment obligations as of February 2, 2014 (excluding repayment obligations under the revolving portion of our senior secured credit facility).

DEBT OUTSTANDING AS OF FEBRUARY 2, 2014
1 year or less	$1,500
2 years	1,500
3 years	322,165
4 years	—
5 years	200,000
Thereafter	—

Total future payments	$525,165

Recorded Interest Expense, Net

The following tables set forth our recorded interest expense, net for the periods indicated:

	THIRTY- NINE WEEKS ENDED NOVEMBER 2, 2014	THIRTY- NINE WEEKS ENDED NOVEMBER 3, 2013
Dave & Buster’s, Inc. debt-based interest expense	$20,129	$22,363
D&B Entertainment Interest accretion	8,341	11,768
Amortization of issuance cost and discount	1,962	2,397
Interest income	(204)	(209)
Less capitalized interest	(402)	(440)

Total interest expense, net	$29,826	$35,879

The following tables set forth our recorded interest expense, net:

	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Dave & Buster’s debt-based interest expense	$29,675	$31,393	31,196
D&B Entertainment Interest accretion	15,881	14,141	11,830
Amortization of issuance cost and discount	3,189	2,946	3,031
Capitalized interest	(602)	(510)	(759)
Interest income	(334)	(336)	(367)

Total interest expense, net	$47,809	$47,634	44,931

Proceed from New Senior Secured Credit Facility

Proceeds from the new senior secured credit facility were used as follows:

Repayment of Dave & Buster’s, Inc. senior credit facility
Outstanding principal	$143,509
Accrued and unpaid interest	460
Legal expenses	41

144,010

Repayment of Dave & Buster’s, Inc. 11% senior notes
Outstanding principal	200,000
Accrued and unpaid interest	3,239
Premium for early redemption	11,000
Additional interest paid to trustee	1,833

216,072

Repayment of Dave & Buster’s Parent, Inc. (now known as D&B Entertainment) 12.25% senior discount notes
Issue price outstanding, net of original issue discount	100,000
Previously accreted interest expense	41,852
Current year interest accretion included in Interest expense, net	8,341
Premium for early redemption	4,646
Additional interest paid to trustee	1,478

156,317

Total payments to retire prior debt	516,399

Payments of costs associated with new debt issuance	8,212
Administrative fee paid to administrative agent	31

8,243

Retained cash	4,033

Net proceeds received	$528,675

Loss on Debt Retirement

The loss on debt retirement is comprised of the following:

Non-cash charges
Loss on refinancing
Unamortized debt issuance cost	$6,559
Unamortized debt discount	435
Loss on early repayment
Unamortized debt issuance cost	1,347
Unamortized debt discount	239

8,580

Direct costs associated with debt retirement
Premium for early redemption:
Dave & Buster’s, Inc. senior notes	11,000
D&B Entertainment senior discount notes	4,646
Additional interest paid to trustee:
Dave & Buster’s, Inc. senior notes	1,833
D&B Entertainment senior discount notes	1,478
Legal expenses	41

18,998

Loss on debt retirement	$27,578